Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets [abstract]
Intangible assets
10.	Intangible assets

Intangible assets as at December 31, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2025, 2024, and 2023	6,314,571

Accumulated amortization	$
As at December 31, 2023	958,884
Amortization	421,816
As at December 31, 2024	1,380,700
Amortization	420,664
As at December 31, 2025	1,801,364

Net book value
As at December 31, 2025	4,513,207
As at December 31, 2024	4,933,871

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.